As filed with the Securities and Exchange Commission on June 19, 2014

1933 Act File No. 002-98409
1940 Act File No. 811-04325

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 64	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 64	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS LIFE SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

40 Wall Street
New York, New York 10005
(Address of Principal Executive Offices)   (Zip Code)
Registrant’s Telephone Number, including Area Code:  (212) 858-8000

Mary Carty, Esq.
First Investors Life Series Funds
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copy to:
Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on July 1, 2014, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS LIFE SERIES FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for First Investors Life Series Limited Duration High Quality Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 12, 2014, accession number 0000898432-14-000436 (“PEA No. 59”)

Statement of Additional Information for First Investors Life Series Limited Duration High Quality Bond Fund is incorporated herein by reference to PEA No. 59

Part C – Other Information is incorporated herein by reference to PEA No. 59

Signature Page

Explanatory Note

This Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 1, 2014, the effectiveness of the registration statement for First Investors Life Series Limited Duration High Quality Bond Fund, filed in Post-Effective Amendment No. 59 on March 12, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 19th day of June 2014.

FIRST INVESTORS LIFE SERIES FUNDS

By:	/s/ Derek Burke
Derek Burke President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 64 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	/s/ Derek Burke	President	June 19, 2014
Derek Burke

	/s/ Joseph I. Benedek	Treasurer	June 19, 2014
Joseph I. Benedek

	/s/ Susan E. Artmann	Trustee	June 19, 2014
Susan E. Artmann*

	/s/ Mary J. Barneby	Trustee	June 19, 2014
Mary J. Barneby*

	/s/ Charles R. Barton, III	Trustee	June 19, 2014
Charles R. Barton, III*

	/s/ Arthur M. Scutro, Jr.	Chairman of the Board	June 19, 2014
	Arthur M. Scutro, Jr.*	And Trustee

	/s/ Mark R. Ward	Trustee	June 19, 2014
Mark R. Ward*

* By:	/s/ Mary Carty
Mary Carty
(Attorney-in-Fact)